Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following at the dates indicated:

	December 31,
	2023	2022
Computers and equipment	$30,867	$30,866
Less: accumulated depreciation	(26,223)	(19,063)
Property and equipment, net	$4,644	$11,803